Compensation of Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
COMPENSATION OF KEY MANAGEMENT PERSONNEL
Short-term benefits	$ 3.9	$ 4.3
Share-based payments	0.6	0.6
Total key management personnel remuneration	$ 4.5	$ 4.9